EMPLOYEE-RELATED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE-RELATED EXPENSES
Summary of employee-related expenses

	2022	2021	2020
Wages, salaries and related taxes	(2,986)	(2,394)	(1,610)
Share-based payment expense (Note 16)	(657)	(2,549)	(558)
Other employee-related expenses	(116)	(119)	(40)
Total employee-related expenses	(3,759)	(5,062)	(2,208)